INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 — INVENTORIES

Inventories consist of the following:

	December 31,	December 31,
	2023	2022
Real estate inventories
Real estate properties held for sale	4,184,787	1,058,829
Real estate properties under development	12,458,998	9,242,847
Subtotal	16,643,785	10,301,676

Solar power plants inventories
Solar power panels and supplies	8,264	29,591
Solar power plants under construction	153,950	35,047
Solar power plants held for sale	10,682	13,918
Subtotal	172,896	78,556

Container inventories
Raw materials	1,215	-
Finished goods	27,595	-
Subtotal	28,810	-

Others	4,444	136,961
Total	16,849,935	10,517,193

Certain inventories were pledged to secure the Company’s loans, see Note 10.